Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2023	Jun. 30, 2022
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held	598,513	772,589
Directors | Boipelo Lekubo
Disclosure of transactions between related parties [line items]
Number of shares held	24,753	15,988
Directors | Harry 'Mashego' Mashego
Disclosure of transactions between related parties [line items]
Number of shares held	28,975	14,875
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	54,195	110,207
Prescribed officers | Marian van der Walt
Disclosure of transactions between related parties [line items]
Number of shares held	66,870	100,000
Prescribed officers | Melanie Naidoo-Vermaak
Disclosure of transactions between related parties [line items]
Number of shares held	7,966	7,966
Prescribed officers | Johannes Van Heerden
Disclosure of transactions between related parties [line items]
Number of shares held	42,310	30,734